Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Schedule of financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB

Recurring
As of December 31, 2022:
Cash equivalents
Money market funds	7,791,628	—	—
Short-term investments:
Trading securities	6,917	—	—
Investments in convertible bonds	—	—	1,233,284
Other non-current assets:
Available-for-sale debt securities	—	3,575,474	—
	7,798,545	3,575,474	1,233,284

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2023:
Cash equivalents
Money market funds	23,593,093	—	—
Short-term investments:
Trading securities	15,664,769	1,486,317	—
Investments in convertible bonds	—	—	524,063
Other non-current assets:
Available-for-sale debt securities	—	16,816,377	—
	39,257,862	18,302,694	524,063

Schedule of reconciliations of assets categorized within level 3 under the fair value hierarchy

Amounts
RMB

Balance as of January 1, 2022	1,290,901
Net unrealized fair value	(221,640)
Foreign currency translation difference	164,023
Balance as of December 31, 2022	1,233,284
Net unrealized fair value	(749,967)
Foreign currency translation difference	40,746
Balance as of December 31, 2023	524,063

Schedule of fair value instruments on unobservable input reconciliation

	Fair Value disclosure
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
As of December 31, 2022:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	113,872,353	—
Convertible bonds, current portion	—	13,093,448	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	11,040,283	—
Convertible bonds	—	3,056,964	—
As of December 31, 2023:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	139,740,216	—
Convertible bonds, current portion	—	2,229,777	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	28,784,997	—
Convertible bonds	—	5,413,685	—